Share-Based and Other Non-Cash Compensation - Restricted Stock Awards and Restricted Stock Units - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Stock Units
Stockholders' Equity
Granted, shares	0
Restricted Stock Award
Stockholders' Equity
Granted, shares	1,002,773
Restricted Stock Awards and Restricted Stock Units
Stockholders' Equity
Granted, shares	1,003,000
Aggregate grant date fair value of restricted stock granted	$ 1.8	$ 2.5
Total intrinsic value	$ 2.1	$ 1.9
Restricted Stock Awards and Restricted Stock Units | Maximum
Stockholders' Equity
Vesting period	4 years
Restricted Stock Awards and Restricted Stock Units | Minimum
Stockholders' Equity
Vesting period	1 year